Shareholders' Equity	6 Months Ended
Jun. 30, 2025
Shareholders' Equity [Abstract]
SHAREHOLDERS’ EQUITY
NOTE 6:-	SHAREHOLDERS’ EQUITY

1.	All ordinary shares have equal rights for all intent and purposes and each ordinary share confers its holder:

1.	The right to be invited and participate in all the Company’s general meetings, both annual and regular, and the right to one vote per ordinary share owned in all votes and in all Company’s general meeting participated.

2.	The right to receive dividends if and when declared and the right to receive bonus shares if and when distributed.

3.	The right to participate in the distribution of the Company’s assets upon liquidation.

2.	During January through June 2025, the Company issued 204,225,600 ordinary shares for net proceeds of $825 through its ATM.

3.	On April 6, 2025 the Company issued 30,000,000 ordinary shares to certain service provider in exchange for its services. The shares issued were valued at the amount of $141 which were recorded to general and administrative expenses during the six months ended June 30, 2025.

4.	On April 14, 2025, the Company entered into a securities purchase agreement (the “Purchase Agreement”) pursuant to which the Company agreed to sell and issue in a registered direct offering (the “April 2025 Offering”) an aggregate of 750,000,000 ordinary shares of the Company at an offering price of $0.004 per share (the “Ordinary Shares”).

Aggregate gross proceeds to the Company were approximately $3,000, before deducting fees payable to the placement agent and other offering expenses payable by the Company.

As part of the April 2025 Offering, the Company incurred an aggregate issuance costs of $452 recorded net of the Company’s additional paid in capital. The Company also issued to the placement agent warrants equal to 7.0% of the aggregate number of ordinary Shares represented by ADSs, or 52,500,000 ordinary Shares represented by 175,000 ADSs, at an exercise price of $1.50 per ADS and a term expiring on April 14, 2030.

The Company accounted for the aforementioned warrants as freestanding instrument classified at part of the Company’s permanent equity in accordance with ASC-480 and ASC-815-40. The Company accounted for the reduction in the warrants exercise price as issuance costs to be recorded in the Company’s additional paid in capital in accordance with ASC 815-40, following the adoption of ASU 2021-04.

5.	On June 30, 2025, the Company’s shareholders meeting approved the increase of the Company’s authorized share capital by an additional 10,000,000,000 such that following the increase, the authorized share capital shall be 20,000,000,000 ordinary shares.

6.	Share options plan:

On November 28, 2013, the board of directors approved the adoption of the 2013 Share Option Plan (the “2013 Plan”). Under the Company’s 2013 Plan, in May 2023, the Company’s Board of Directors approved to increase number of ordinary shares reserved for issuance to 85,000,000.

On August 30, 2023, the Company’s board of directors approved the adoption on a new 2023 Share Option Plan (the “2023 Plan”) and approved the reserve of 100,000,000 of the Company’s ordinary shares to issuance under the 2023 Plan.

As of June 30, 2025, 50,000,000 shares are available for future grant under the Company’s 2023 Plan and no options available for future grant under the Company’s 2013 Plan.

The fair value of the Company’s share options granted was estimated using the binomial option pricing model using the following range assumptions:

Description	Six months ended June 30, 2025

Risk-free interest rate	4.21 – 4.04%
Expected volatility	79.56- 79.82%
Dividend yield	0
Contractual life	10
Early Exercise Multiple (Suboptimal Factor)	2.5
Exercise price (NIS)	0.018-0.013

The following table summarizes the Company’s options activity during the six months ended June 30, 2025:

	Number of options	Weighted average exercise price	Weighted average remaining contractual terms (in years)	Aggregate intrinsic value	weighted average of the grant date fair value

Outstanding at December 31, 2024	124,829,000	$0.03	7.1	-	-
Grants	24,000,000	$0.01	10	-	$0.00
Expired	(30,000)	-	-	-	-

Outstanding at June 30, 2025	148,799,000	$0.03	7.1	-	-

Vested and expected to vest at June 30, 2025	148,799,000	$0.03	7.1	-	-

Exercisable at June 30, 2025	60,283,375	$0.06	5.8	-	-

Share based expenses recognized in the financial statements:

	Six months ended June 30
	2025	2024

Research and development	$30	$34
General and administrative (*)	221	159

	$251	$193

(*)	Included $141 and $113 value of shares issued to Company’s service provider for the six month ended June 30, 2025 and 2024, respectively. see also Note 5(3).
7.	Warrants to purchase ordinary share:

The following table summarizes information regarding outstanding warrants to purchase the Company’s ordinary shares as of June 30, 2025:

Issuance date	Number of outstanding Warrants	Exercise price per warrant

January 2020	23,838,038	$0.12
December 2021	10,500,000	$0.07
January 2023	28,636,500	$0.02
November 2023	771,366,900	$0.00
August 2024	1,774,285,800	$0.01
April 2025	52,500,000	$0.01

	2,661,127,238